Lease (Tables)	6 Months Ended
Jun. 30, 2022
Lease (Tables)
Supplemental operating lease information
Description	Classification	June 30, 2022	December 31, 2021

Right of Use Asset - Lease, net	Other assets (non-current)	$684,552	$41,490

Operating Lease Liability - Short Term	Accrued liabilities	73,030	42,347
Operating Lease Liability - Long Term	Other long-term liabilities	612,136	0

Total Operating Lease Liability		$685,166	$42,347

Discount Rate - Operating Lease		7.0%	6.0%